Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Gross Sales		$ 52,751	$ 57,726
Royalties		(3,055)	(3,449)
Revenues		49,696	54,277
Expenses
Purchased Product		22,168	26,103
Transportation and Blending		10,520	10,538
Purchased Product, Transportation and Blending		32,688	36,641
Operating		6,336	6,841
(Gain) Loss on Risk Management		(37)	58
Depreciation, Depletion and Amortization		5,192	4,871
Exploration Expense		41	69
(Income) Loss From Equity-Accounted Affiliates		(53)	(66)
Segment Income (Loss)		5,529	5,863
General and Administrative		812	794
Finance Costs, Net		569	514
Integration, Transaction and Other Costs		234	166
Foreign Exchange (Gain) Loss, Net		(361)	462
(Gain) Loss on Divestiture of Assets	$ (119)	(87)	(119)
Re-measurement of Contingent Payments		0	30
Other (Income) Loss, Net		(115)	(55)
Total Non-operating (Income) Expense		1,052	1,792
Earnings (Loss) Before Income Tax		4,477	4,071
Income Tax Expense (Recovery)		547	929
Net Earnings (Loss)		3,930	3,142
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(22)	46
Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(15)	12
Upstream
Revenue [abstract]
Gross Sales		32,495	33,078
Royalties		(3,055)	(3,449)
Revenues		29,440	29,629
Expenses
Purchased Product		4,223	3,674
Transportation and Blending		11,243	11,331
Operating		3,567	3,489
Operating Margin		10,403	11,121
Depreciation, Depletion and Amortization		4,352	4,122
Exploration Expense		41	69
(Income) Loss From Equity-Accounted Affiliates		(69)	(65)
Segment Income (Loss)		6,080	7,007
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		4	14
Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(1)	(12)
Downstream
Revenue [abstract]
Gross Sales		29,197	33,618
Royalties		0	0
Revenues		29,197	33,618
Expenses
Purchased Product		25,855	30,252
Transportation and Blending		0	0
Operating		3,143	3,670
Operating Margin		205	(312)
Depreciation, Depletion and Amortization		744	647
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		(534)	(967)
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(6)	8
Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(5)	8
External Sales
Revenue [abstract]
Gross Sales		52,751	57,726
External Sales | Upstream
Revenue [abstract]
Gross Sales		24,354	24,640
External Sales | Downstream
Revenue [abstract]
Gross Sales		28,397	33,086
Intersegment Sales
Revenue [abstract]
Gross Sales		0	0
Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		8,141	8,438
Intersegment Sales | Downstream
Revenue [abstract]
Gross Sales		800	532
Oil Sands
Expenses
(Gain) Loss on Divestiture of Assets		58
Oil Sands | Upstream
Revenue [abstract]
Gross Sales		28,327	28,447
Royalties		(2,920)	(3,274)
Revenues		25,407	25,173
Expenses
Purchased Product		2,886	1,851
Transportation and Blending		10,875	11,000
Operating		2,754	2,511
Operating Margin		8,884	9,791
Depreciation, Depletion and Amortization		3,433	3,117
Exploration Expense		11	2
(Income) Loss From Equity-Accounted Affiliates		(38)	(14)
Segment Income (Loss)		5,475	6,702
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		8	20
Oil Sands | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		3	(16)
Oil Sands | External Sales | Upstream
Revenue [abstract]
Gross Sales		21,541	21,857
Oil Sands | Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		6,786	6,590
Conventional
Expenses
(Gain) Loss on Divestiture of Assets			(51)
Conventional | Upstream
Revenue [abstract]
Gross Sales		2,660	3,059
Royalties		(55)	(76)
Revenues		2,605	2,983
Expenses
Purchased Product		1,337	1,823
Transportation and Blending		351	320
Operating		464	555
Operating Margin		457	291
Depreciation, Depletion and Amortization		479	442
Exploration Expense		22	1
(Income) Loss From Equity-Accounted Affiliates		0	2
Segment Income (Loss)		(40)	(158)
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(4)	(6)
Conventional | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(4)	4
Conventional | External Sales | Upstream
Revenue [abstract]
Gross Sales		1,305	1,211
Conventional | Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		1,355	1,848
Offshore | Upstream
Revenue [abstract]
Gross Sales		1,508	1,572
Royalties		(80)	(99)
Revenues		1,428	1,473
Expenses
Purchased Product		0	0
Transportation and Blending		17	11
Operating		349	423
Operating Margin		1,062	1,039
Depreciation, Depletion and Amortization		440	563
Exploration Expense		8	66
(Income) Loss From Equity-Accounted Affiliates		(31)	(53)
Segment Income (Loss)		645	463
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Offshore | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Offshore | External Sales | Upstream
Revenue [abstract]
Gross Sales		1,508	1,572
Offshore | Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		0	0
Canadian Refining | Downstream
Revenue [abstract]
Gross Sales		5,079	5,310
Royalties		0	0
Revenues		5,079	5,310
Expenses
Purchased Product		4,128	4,483
Transportation and Blending		0	0
Operating		597	907
Operating Margin		354	(80)
Depreciation, Depletion and Amortization		178	185
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		176	(265)
Canadian Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Canadian Refining | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Canadian Refining | External Sales | Downstream
Revenue [abstract]
Gross Sales		4,282	4,787
Canadian Refining | Intersegment Sales | Downstream
Revenue [abstract]
Gross Sales		797	523
U.S. Refining | Downstream
Revenue [abstract]
Gross Sales		24,118	28,308
Royalties		0	0
Revenues		24,118	28,308
Expenses
Purchased Product		21,727	25,769
Transportation and Blending		0	0
Operating		2,546	2,763
Operating Margin		(149)	(232)
Depreciation, Depletion and Amortization		566	462
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		(710)	(702)
U.S. Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(6)	8
U.S. Refining | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(5)	8
U.S. Refining | External Sales | Downstream
Revenue [abstract]
Gross Sales		24,115	28,299
U.S. Refining | Intersegment Sales | Downstream
Revenue [abstract]
Gross Sales		3	9
Corporate and Eliminations
Revenue [abstract]
Gross Sales		(8,941)	(8,970)
Royalties		0	0
Revenues		(8,941)	(8,970)
Expenses
Purchased Product		(7,910)	(7,823)
Transportation and Blending		(723)	(793)
Purchased Product, Transportation and Blending		(8,633)	(8,616)
Operating		(374)	(318)
Depreciation, Depletion and Amortization		96	102
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		16	(1)
Segment Income (Loss)		(17)	(177)
General and Administrative		812	794
Finance Costs, Net		569	514
Integration, Transaction and Other Costs		234	166
Foreign Exchange (Gain) Loss, Net		(361)	462
(Gain) Loss on Divestiture of Assets		(87)	(119)
Re-measurement of Contingent Payments		0	30
Other (Income) Loss, Net		(115)	(55)
Total Non-operating (Income) Expense		1,052	1,792
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(20)	24
Corporate and Eliminations | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(9)	16
Corporate and Eliminations | External Sales
Revenue [abstract]
Gross Sales		0	0
Corporate and Eliminations | Intersegment Sales
Revenue [abstract]
Gross Sales		$ (8,941)	$ (8,970)